Needham Small Cap Growth Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Shares	Value
Common Stocks (99.7%)
Aerospace & Defense (0.7%)
HEICO Corp.	7,500	$943,500
Parsons Corp. (a)	30,000	1,213,200
		2,156,700
Chemicals (0.7%)
Flotek Industries, Inc. (a)	1,200,000	2,016,000
Communications Equipment (11.7%)
ADTRAN, Inc.	395,000	6,588,600
Casa Systems, Inc. (a)	107,500	1,024,475
EMCORE Corp. (a)(e)	1,150,000	6,279,000
Infinera Corp. (a)	600,000	5,778,000
Inseego Corp. (a)	75,000	750,000
KVH Industries, Inc. (a)(b)	350,000	4,438,000
Lantronix, Inc. (a)	250,000	1,142,500
Lumentum Holdings, Inc. (a)	25,000	2,283,750
ViaSat, Inc. (a)(b)	150,000	7,210,500
		35,494,825
Consumer Finance (3.2%)
LendingTree, Inc. (a)	45,000	9,585,000
Consumer Discretionary (0.0%)
COURSERA, Inc. (a)	612	27,540
Diversified Telecommunication Services (3.9%)
Vonage Holdings Corp. (a)	1,000,000	11,820,000
Electronic Equipment, Instruments & Components (9.1%)
Akoustis Technologies, Inc. (a)	725,000	9,671,500
Arlo Technologies, Inc. (a)	150,000	942,000
II-VI, Inc. (a)	15,000	1,025,550
nLight, Inc. (a)	5,000	162,000
Vishay Intertechnology, Inc.	271,450	6,536,516
Vishay Precision Group, Inc. (a)(b)	300,000	9,243,000
		27,580,566
Energy Equipment & Services (3.0%)
Aspen Aerogels, Inc. (a)	444,500	9,041,130
Entertainment (2.8%)
World Wrestling Entertainment, Inc. - Class A	155,250	8,423,865
Health Care Equipment & Supplies (5.8%)
CryoLife, Inc. (a)	22,800	514,824
Lucira Health, Inc. (a)	50,000	605,000
Sientra, Inc. (a)	1,300,000	9,477,000
ViewRay, Inc. (a)	1,577,000	6,859,950
		17,456,774
IT Services (5.1%)
BigCommerce Holdings, Inc. (a)	145,000	8,381,000
Limelight Networks, Inc. (a)(b)	1,950,000	6,961,500
		15,342,500
Life Sciences Tools & Services (3.5%)
Fluidigm Corp. (a)	2,352,250	10,632,170
Oil, Gas & Consumable Fuels (0.7%)
Navigator Holdings, Ltd. - ADR (Marshall Islands) (a)	257,044	2,287,692
Pharmaceuticals (0.5%)
Agile Therapeutics, Inc. (a)	735,000	1,528,800
Semiconductors & Semiconductor Equipment (17.9%)
Allegro MicroSystems, Inc. (a)	150,000	3,802,500
AXT, Inc. (a)	421,200	4,911,192
Marvell Technology Group, Ltd. - ADR (Bermuda)	25,000	1,224,500
MKS Instruments, Inc.	15,000	2,781,300
NeoPhotonics Corp. (a)	387,500	4,630,625
PDF Solutions, Inc. (a)	400,000	7,112,000
Photronics, Inc. (a)	1,527,300	19,641,078
Veeco Instruments, Inc. (a)	480,428	9,964,077
		54,067,272
Software (27.1%) (f)
Alteryx, Inc. - Class A (a)	75,000	6,222,000
Benefitfocus, Inc. (a)	800,000	11,048,000
Bottomline Technologies DE, Inc. (a)	30,000	1,357,500
Cornerstone OnDemand, Inc. (a)	285,000	12,420,300
Datadog, Inc. - Class A (a)	120,000	10,000,800
Duck Creek Technologies, Inc. (a)	70,000	3,159,800
Everbridge, Inc. (a)	5,000	605,900
Mimecast, Ltd. - ADR (Jersey) (a)	110,000	4,423,100
New Relic, Inc. (a)	120,000	7,377,600
Qualtrics International, Inc. - Class A (a)	30,000	987,300
SEMrush Holdings, Inc. - Class A (a)	26,507	315,698
Sumo Logic, Inc. (a)	600,000	11,316,000
Telos Corp. (a)	118,000	4,474,560
Yext, Inc. (a)	575,000	8,326,000
		82,034,558
Technology Hardware, Storage & Peripherals (4.0%)
Intevac, Inc. (a)(e)	1,700,000	12,155,000
Total Common Stocks
(Cost $273,034,962)		$301,650,392

Short-Term Investments (0.4%)
Money Market Fund (0.4%)
Dreyfus Treasury Securities Cash Management - Institutional Class 0.01% (c)
(Cost $1,171,996)	1,171,996	1,171,996

Total Investments (100.1%)
(Cost $274,206,958)		302,822,388
Liabilities in Excess of Other Assets (-0.1%)		(342,026)
Net Assets (100.0%)		$302,480,362

	Percentages are stated as a percent of net assets.
	Industry classifications may be different than those used for compliance purposes.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $2,492,680.
(c)	Rate shown is the seven-day yield as of March 31, 2021.
(e)	Affiliated security. Please refer to Note 3 of the Notes to the Schedule of Investments.
(f)	As of March 31, 2021, the Fund had a significant portion of its assets invested in the Software industry.

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
	Country	Long
	United States^	97.4%
	Bermuda	0.4%
	Jersey	1.4%
	Marshall Islands	0.8%
	Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 0.4%

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).

Top Ten Holdings*
(as a % of total investments, as of March 31, 2021)

Security		% of Total Investments	Market Value
Photronics, Inc.	PLAB	6.49%	19,641,078
Cornerstone OnDemand, Inc.	CSOD	4.10%	12,420,300
Intevac, Inc.	IVAC	4.01%	12,155,000
Vonage Holdings Corp.	VG	3.90%	11,820,000
Sumo Logic, Inc.	SUMO	3.74%	11,316,000
Benefitfocus, Inc.	BNFT	3.65%	11,048,000
Fluidigm Corp.	FLDM	3.51%	10,632,170
Datadog, Inc. - Class A	DDOG	3.30%	10,000,800
Veeco Instruments, Inc.	VECO	3.29%	9,964,077
Akoustis Technologies, Inc.	AKTS	3.19%	9,671,500

Top Ten Holdings = 39.18% of Total Investments†

Top Ten Holdings*
(as a % of net assets, as of March 31, 2021)

Security		% of Net Assets	Market Value
Photronics, Inc.	PLAB	6.49%	19,641,078
Cornerstone OnDemand, Inc.	CSOD	4.11%	12,420,300
Intevac, Inc.	IVAC	4.02%	12,155,000
Vonage Holdings Corp.	VG	3.91%	11,820,000
Sumo Logic, Inc.	SUMO	3.74%	11,316,000
Benefitfocus, Inc.	BNFT	3.65%	11,048,000
Fluidigm Corp.	FLDM	3.51%	10,632,170
Datadog, Inc. - Class A	DDOG	3.31%	10,000,800
Veeco Instruments, Inc.	VECO	3.29%	9,964,077
Akoustis Technologies, Inc.	AKTS	3.20%	9,671,500

Top Ten Holdings = 39.23% of Net Assets

* Current portfolio holdings may not be indicative of future portfolio holdings.
† Percentage of total investments less cash.

Sector Weightings*
(as a % of net investments, as of March 31, 2021)
Sector(3)	Long*	(Short)(1)	Total(1)(2)
Cash	0.4%	–	0.4%
Communication Services	6.7%	–	6.7%
Consumer Discretionary	0.0%	–	0.0%
Energy	3.7%	–	3.7%
Financials	3.2%	–	3.2%
Health Care	9.8%	–	9.8%
Industrials	0.7%	–	0.7%
Information Technology	74.8%	–	74.8%
Materials	0.7%	–	0.7%

*	Current portfolio holdings may not be indicative of future portfolio holdings.
(1)	Percentage of total investments includes all stocks, plus cash minus all short positions.
(2)	Total represents the difference between the long exposure and the short exposure, which produces the net exposure.
(3)	These categories represent broad market sectors. Refer to the Schedule of Investments for a more detailed categorization by industry.